Provisions - Summary of Provisions Reconciliation (Parenthetical) (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure of other provisions [line items]
Other	£ 14
FSCS and Bank Levy [member]
Disclosure of other provisions [line items]
Other	£ 14